Changes in the Allowance for Loan Losses and the Loan Balance by Portfolio Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for credit losses:
Balance at beginning of period	$ 793,225	[1]	$ 1,261,204		$ 882,807
Charge-offs	(693,711)		(1,249,356)
Recoveries	138,973		96,704		68,537
Financing Receivable Allowance For Credit Losses Other Adjustments	1,101		(327,207)		0
Provision	575,720		1,011,880		1,405,807
Balance at end of period	815,308		793,225	[1]	1,261,204
Loans held-in-portfolio:
Ending balance - Total	24,951,299		25,564,917
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Recoveries	137,457
Financing Receivable Allowance For Credit Losses Other Adjustments	1,101
Provision	430,085
Balance at end of period	690,363
Ending balance: loans individually evaluated for impairment	58,986		13,770
Ending balance: loans collectively evaluated for impairment	631,377		779,455
Loans held-in-portfolio:
Ending balance - Total	20,602,596	[2]	20,728,035	[3]
Ending balance: loans individually evaluated for impairment	1,226,021		798,499
Ending balance: loans collectively evaluated for impairment	19,376,575		19,929,536
Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Recoveries	1,516
Financing Receivable Allowance For Credit Losses Other Adjustments	0
Provision	145,635
Balance at end of period	124,945
Ending balance: loans individually evaluated for impairment	27,086
Ending balance: loans collectively evaluated for impairment	97,859
Loans held-in-portfolio:
Ending balance - Total	4,348,703		4,836,882
PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	455,431	[1]	655,858
Charge-offs	(431,074)		(737,522)
Recoveries	79,465		57,285
Financing Receivable Allowance For Credit Losses Other Adjustments	(12,706)		(129,823)
Provision	487,231		609,633
Balance at end of period	578,347		455,431	[1]
Loans held-in-portfolio:
Ending balance - Total	19,188,842		18,842,576
PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	453,402
Ending balance: loans individually evaluated for impairment	43,348		13,770
Ending balance: loans collectively evaluated for impairment	410,054		441,661
Loans held-in-portfolio:
Ending balance - Total	14,840,139		14,005,694
Ending balance: loans individually evaluated for impairment	929,868		497,489
Ending balance: loans collectively evaluated for impairment	13,910,271		13,508,205
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	124,945
Ending balance: loans individually evaluated for impairment	27,086
Ending balance: loans collectively evaluated for impairment	97,859
Loans held-in-portfolio:
Ending balance - Total	4,348,703		4,836,882
Ending balance: loans individually evaluated for impairment	76,798		0
Ending balance: loans collectively evaluated for impairment	4,271,905		4,836,882
UNITED STATES
Allowance for credit losses:
Balance at beginning of period	337,794		605,346
Charge-offs	(262,637)		(511,834)
Recoveries	59,508		39,419
Financing Receivable Allowance For Credit Losses Other Adjustments	13,807		(197,384)
Provision	88,489		402,247
Balance at end of period	236,961		337,794
UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	15,638		0
Ending balance: loans collectively evaluated for impairment	221,323		337,794
Loans held-in-portfolio:
Ending balance - Total	5,762,457		6,722,341
Ending balance: loans individually evaluated for impairment	296,153		301,010
Ending balance: loans collectively evaluated for impairment	5,466,304		6,421,331
Commercial
Allowance for credit losses:
Balance at beginning of period	462,391	[1]	444,065
Charge-offs	(392,344)		(476,499)
Recoveries	68,968		38,203
Financing Receivable Allowance For Credit Losses Other Adjustments	(12,706)		(38,137)
Provision	378,451		494,759
Balance at end of period	504,760		462,391	[1]
Commercial | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	410,288
Ending balance: loans individually evaluated for impairment	11,795		8,550
Ending balance: loans collectively evaluated for impairment	398,493		453,841
Loans held-in-portfolio:
Ending balance - Total	10,534,886		11,393,485
Ending balance: loans individually evaluated for impairment	574,677		445,968
Ending balance: loans collectively evaluated for impairment	9,960,209		10,947,517
Commercial | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	94,472
Ending balance: loans individually evaluated for impairment	27,086
Ending balance: loans collectively evaluated for impairment	67,386
Commercial | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	256,643	[1]	231,844
Charge-offs	(238,789)		(251,845)
Recoveries	29,627		20,712
Financing Receivable Allowance For Credit Losses Other Adjustments	(12,706)		(38,137)
Provision	315,150		294,069
Balance at end of period	349,925		256,643	[1]
Loans held-in-portfolio:
Ending balance - Total	8,983,324		9,484,197
Commercial | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	255,453
Ending balance: loans individually evaluated for impairment	10,407		8,550
Ending balance: loans collectively evaluated for impairment	245,046		248,093
Loans held-in-portfolio:
Ending balance - Total	6,470,582		6,717,016
Ending balance: loans individually evaluated for impairment	403,089		310,582
Ending balance: loans collectively evaluated for impairment	6,067,493		6,406,434
Commercial | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	94,472
Ending balance: loans individually evaluated for impairment	27,086
Ending balance: loans collectively evaluated for impairment	67,386
Loans held-in-portfolio:
Ending balance - Total	2,512,742		2,767,181
Ending balance: loans individually evaluated for impairment	76,798		0
Ending balance: loans collectively evaluated for impairment	2,435,944		2,767,181
Commercial | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	205,748		212,221
Charge-offs	(153,555)		(224,654)
Recoveries	39,341		17,491
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	63,301		200,690
Balance at end of period	154,835		205,748
Commercial | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	1,388		0
Ending balance: loans collectively evaluated for impairment	153,447		205,748
Loans held-in-portfolio:
Ending balance - Total	4,064,304		4,676,469
Ending balance: loans individually evaluated for impairment	171,588		135,386
Ending balance: loans collectively evaluated for impairment	3,892,716		4,541,083
Construction
Allowance for credit losses:
Balance at beginning of period	47,724	[1]	341,319
Charge-offs	(47,694)		(405,418)
Recoveries	21,582		10,431
Financing Receivable Allowance For Credit Losses Other Adjustments	0		(91,686)
Provision	12,436		193,078
Balance at end of period	34,048		47,724	[1]
Loans held-in-portfolio:
Ending balance - Total	858,454		1,141,343
Construction | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	13,613
Ending balance: loans individually evaluated for impairment	289		216
Ending balance: loans collectively evaluated for impairment	13,324		47,508
Loans held-in-portfolio:
Ending balance - Total	311,628		500,851
Ending balance: loans individually evaluated for impairment	122,252		231,322
Ending balance: loans collectively evaluated for impairment	189,376		269,529
Construction | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	20,435
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	20,435
Loans held-in-portfolio:
Ending balance - Total	546,826		640,492
Construction | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	16,074	[1]	214,998
Charge-offs	(19,914)		(290,065)
Recoveries	11,245		915
Financing Receivable Allowance For Credit Losses Other Adjustments	0		(91,686)
Provision	18,880		181,912
Balance at end of period	26,285		16,074	[1]
Loans held-in-portfolio:
Ending balance - Total	707,767		808,848
Construction | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	5,850
Ending balance: loans individually evaluated for impairment	289		216
Ending balance: loans collectively evaluated for impairment	5,561		15,858
Loans held-in-portfolio:
Ending balance - Total	160,941		168,356
Ending balance: loans individually evaluated for impairment	49,747		65,698
Ending balance: loans collectively evaluated for impairment	111,194		102,658
Construction | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	20,435
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	20,435
Loans held-in-portfolio:
Ending balance - Total	546,826		640,492
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	546,826		640,492
Construction | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	31,650		126,321
Charge-offs	(27,780)		(115,353)
Recoveries	10,337		9,516
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	(6,444)		11,166
Balance at end of period	7,763		31,650
Construction | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	7,763		31,650
Loans held-in-portfolio:
Ending balance - Total	150,687		332,495
Ending balance: loans individually evaluated for impairment	72,505		165,624
Ending balance: loans collectively evaluated for impairment	78,182		166,871
Mortgages
Allowance for credit losses:
Balance at beginning of period	70,868	[1]	154,611
Charge-offs	(46,611)		(99,835)
Recoveries	3,989		5,056
Financing Receivable Allowance For Credit Losses Other Adjustments	13,807		(197,384)
Provision	65,518		208,420
Balance at end of period	107,571		70,868	[1]
Loans held-in-portfolio:
Ending balance - Total	6,691,414		5,784,181
Mortgages | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	102,261
Ending balance: loans individually evaluated for impairment	29,063		5,004
Ending balance: loans collectively evaluated for impairment	73,198		65,864
Loans held-in-portfolio:
Ending balance - Total	5,518,460		4,524,722
Ending balance: loans individually evaluated for impairment	382,880		121,209
Ending balance: loans collectively evaluated for impairment	5,135,580		4,403,513
Mortgages | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	5,310
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	5,310
Loans held-in-portfolio:
Ending balance - Total	1,172,954		1,259,459
Mortgages | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	42,029	[1]	24,911
Charge-offs	(30,040)		(22,579)
Recoveries	1,605		867
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	64,038		38,830
Balance at end of period	77,632		42,029	[1]
Loans held-in-portfolio:
Ending balance - Total	5,862,437		4,909,159
Mortgages | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	72,322
Ending balance: loans individually evaluated for impairment	14,944		5,004
Ending balance: loans collectively evaluated for impairment	57,378		37,025
Loans held-in-portfolio:
Ending balance - Total	4,689,483		3,649,700
Ending balance: loans individually evaluated for impairment	333,346		121,209
Ending balance: loans collectively evaluated for impairment	4,356,137		3,528,491
Mortgages | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	5,310
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	5,310
Loans held-in-portfolio:
Ending balance - Total	1,172,954		1,259,459
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	1,172,954		1,259,459
Mortgages | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	28,839		129,700
Charge-offs	(16,571)		(77,256)
Recoveries	2,384		4,189
Financing Receivable Allowance For Credit Losses Other Adjustments	13,807		(197,384)
Provision	1,480		169,590
Balance at end of period	29,939		28,839
Mortgages | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	14,119		0
Ending balance: loans collectively evaluated for impairment	15,820		28,839
Loans held-in-portfolio:
Ending balance - Total	828,977		875,022
Ending balance: loans individually evaluated for impairment	49,534		0
Ending balance: loans collectively evaluated for impairment	779,443		875,022
Leasing
Allowance for credit losses:
Balance at beginning of period	13,153	[1]	12,204
Charge-offs	(7,376)		(15,377)
Recoveries	3,765		4,950
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	(4,651)		11,376
Balance at end of period	4,891		13,153	[1]
Loans held-in-portfolio:
Ending balance - Total	563,867		602,993
Leasing | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	4,891
Ending balance: loans individually evaluated for impairment	793		0
Ending balance: loans collectively evaluated for impairment	4,098		13,153
Loans held-in-portfolio:
Ending balance - Total	563,867		602,993
Ending balance: loans individually evaluated for impairment	6,104		0
Ending balance: loans collectively evaluated for impairment	557,763		602,993
Leasing | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	0
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	0
Loans held-in-portfolio:
Ending balance - Total	0		0
Leasing | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	7,154	[1]	12,204
Charge-offs	(6,527)		(10,517)
Recoveries	3,083		4,058
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	941		1,409
Balance at end of period	4,651		7,154	[1]
Loans held-in-portfolio:
Ending balance - Total	548,706		572,787
Leasing | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	4,651
Ending balance: loans individually evaluated for impairment	793		0
Ending balance: loans collectively evaluated for impairment	3,858		7,154
Loans held-in-portfolio:
Ending balance - Total	548,706		572,787
Ending balance: loans individually evaluated for impairment	6,104		0
Ending balance: loans collectively evaluated for impairment	542,602		572,787
Leasing | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	0
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	0
Loans held-in-portfolio:
Ending balance - Total	0		0
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Leasing | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	5,999		0
Charge-offs	(849)		(4,860)
Recoveries	682		892
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	(5,592)		9,967
Balance at end of period	240		5,999
Leasing | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	240		5,999
Loans held-in-portfolio:
Ending balance - Total	15,161		30,206
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	15,161		30,206
Consumer
Allowance for credit losses:
Balance at beginning of period	199,089	[1]	309,005
Charge-offs	(199,686)		(252,227)
Recoveries	40,669		38,064
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	123,966		104,247
Balance at end of period	164,038		199,089	[1]
Consumer | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	159,310
Ending balance: loans individually evaluated for impairment	17,046		0
Ending balance: loans collectively evaluated for impairment	142,264		199,089
Loans held-in-portfolio:
Ending balance - Total	3,673,755		3,705,984
Ending balance: loans individually evaluated for impairment	140,108		0
Ending balance: loans collectively evaluated for impairment	3,533,647		3,705,984
Consumer | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	4,728
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	4,728
Loans held-in-portfolio:
Ending balance - Total	116,181		169,750
Consumer | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	133,531	[1]	171,901
Charge-offs	(135,804)		(162,516)
Recoveries	33,905		30,733
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	88,222		93,413
Balance at end of period	119,854		133,531	[1]
Loans held-in-portfolio:
Ending balance - Total	3,086,608		3,067,585
Consumer | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	115,126
Ending balance: loans individually evaluated for impairment	16,915		0
Ending balance: loans collectively evaluated for impairment	98,211		133,531
Loans held-in-portfolio:
Ending balance - Total	2,970,427		2,897,835
Ending balance: loans individually evaluated for impairment	137,582		0
Ending balance: loans collectively evaluated for impairment	2,832,845		2,897,835
Consumer | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	4,728
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	4,728
Loans held-in-portfolio:
Ending balance - Total	116,181		169,750
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	116,181		169,750
Consumer | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	65,558		137,104
Charge-offs	(63,882)		(89,711)
Recoveries	6,764		7,331
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	35,744		10,834
Balance at end of period	44,184		65,558
Consumer | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	131		0
Ending balance: loans collectively evaluated for impairment	44,053		65,558
Loans held-in-portfolio:
Ending balance - Total	703,328		808,149
Ending balance: loans individually evaluated for impairment	2,526		0
Ending balance: loans collectively evaluated for impairment	$ 700,802		$ 808,149

[1]	At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio
[2]	Loans held-in-portfolio at December 31, 2011 are net of $101 million in unearned income and exclude $363 million in loans held-for-sale.
[3]	Loans held-in-portfolio at December 31, 2010 are net of $106 million in unearned income and exclude $894 million in loans held-for-sale.